Investment Income - Summary of Investment Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investment income [line items]
Bank deposits	¥ 22,699	¥ 23,827	¥ 27,851
Loans	22,894	16,320	12,018
Securities purchased under agreements to resell	281	746	971
Total	125,167	122,727	109,147
Debt securities [member]
Disclosure of investment income [line items]
Debt securities - held-to-maturity securities	34,657	30,669	24,854
Securities - available-for-sale securities	22,991	19,608	17,499
Securities - at fair value through profit or loss	3,869	3,618	5,683
Equity securities [member]
Disclosure of investment income [line items]
Securities - available-for-sale securities	16,492	27,019	19,744
Securities - at fair value through profit or loss	¥ 1,284	¥ 920	¥ 527